Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	1,583,564	$14.71	8.19	$6,536
Granted	135,701	27.55	9.45
Exercised	(472,980)	12.48
Forfeited	(173,508)	16.40

Outstanding at end of year	1,072,777	$17.17	7.73	$18,170

Exercisable at end of year	455,735	$14.03	6.88	$9,152

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Options outstanding at December 31, 2019			Options exercisable at December 31, 2019
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual term (in years)	Number outstanding	Weighted average exercise price	Weighted average remaining contractual term (in years)
$		$	In years		$	In years

2.07	37,490	2.07	4.87	37,490	2.07	4.87
9.38-9.97	62,751	9.97	4.83	62,751	9.97	4.83
10.05-11.90	141,548	10.31	6.59	71,389	10.16	6.56
12.97-15.80	129,542	15.26	7.01	88,210	15.01	6.61
16.15-18.05	199,547	17.97	7.64	79,613	17.97	15.37
18.80-19.05	345,611	18.81	8.57	109,822	18.82	8.53
21.15-28.15	156,288	26.86	9.45	6,460	22.16	8.59

	1,072,777			455,735

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
Number of RSUs

Unvested at beginning of year	414,420
Granted	489,645
Vested	(155,160)
Forfeited	(70,602)
Unvested at the end of the year	678,303

Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Year ended December 31,
	2019	2018	2017

Cost of products	$632	$494	$419
Cost of services	520	398	210
Research and development	1,294	1,022	775
Sales and marketing	1,689	1,240	920
General and administrative	2,479	2,392	2,087

Total share-based compensation expense	$6,614	$5,546	$4,411